Loans Payable	12 Months Ended
Jan. 31, 2024
Loans Payable
Loans Payable

8. Loans Payable

	Loans Payable $	Current $	Long-term $

Balance, January 31, 2021	–	–	–
Proceeds from loans payable	120,000
Premium on loans payable	(50,949)
Accretion	5,508

Balance, January 31, 2022	74,559	40,000	34,559
Accretion	5,441

Balance, January 31, 2023	80,000	80,000	–
Accretion and interest	2,495

Balance, January 31, 2024	82,495	–	82,495

In February 2021, the Company and its subsidiary, MedMelior, each entered into Canada Emergency Business Account (“CEBA”) term loan agreements for $60,000 with an initial expiry date of December 31, 2022 (amended to January 18, 2024) and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2025 (amended to December 31, 2026) and interest rate of 5% per annum during the extended term.

For the year ended January 31, 2024, the Company recognized $nil (2023 - $nil; 2022 - $50,949 including $40,000 forgivable portion) of premium from loans payable in the consolidated statements of loss and other comprehensive loss. Accretion expense on CEBA term loans for the year ended January 31, 2024 was $2,281 (2023 - $5,441; 2022 - $5,508). As at January 31, 2024, accrued interest of $214 (January 31, 2023 - $nil), was included in loans payable.